UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07444

American Strategic Income Portfolio Inc. III
(Exact name of registrant as specified in charter)

800 Nicollet Mall Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Charles D. Gariboldi, 800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)

800-677-3863
Registrant's telephone number, including area code

Date of fiscal year end: 08/31/06

Date of reporting period: 05/31/06

Item 1. Schedule of Investments

Schedule of  INVESTMENTS May 31, 2006 (unaudited)

American Strategic Income Portfolio III
Description of Security	Date Acquired	Par Value/ Shares	Cost	Value (a)
(Percentages of each investment category relate to net assets)

U.S. Government Agency Mortgage-Backed Securities (b) - 3.9%
Fixed Rate - 3.9%
Federal Home Loan Mortgage Corporation
5.50%, 1/1/18, #E93231		$4,553,696	$4,686,303	$4,493,644
9.00%, 7/1/30, #C40149		391,544	401,572	419,368
Federal National Mortgage Association
6.00%, 10/1/16, #607030		373,072	374,980	376,057
5.50%, 2/1/17, #623874		709,539	707,943	701,734
5.50%, 6/1/17, #648508		419,953	421,934	415,071
5.00%, 9/1/17, #254486		676,147	677,839	655,820
5.00%, 11/1/17, #657356		1,328,719	1,335,351	1,288,775
6.50%, 6/1/29, #252497		1,031,125	1,024,404	1,044,530
7.50%, 4/1/30, #532867		92,019	89,031	95,245
7.50%, 5/1/30, #535289		176,376	170,659	182,616
8.00%, 5/1/30, #538266		72,701	71,814	76,618
8.00%, 6/1/30, #253347		201,476	199,016	212,331

Total U.S. Government Agency Mortgage-Backed Securities			10,160,846	9,961,809

Private Mortgage-Backed Security (c) - 0.0%
Fixed Rate - 0.0%
First Gibraltar, Series 1992-MM, Class B, 8.79%, 10/25/21	07/30/93	181,110	95,721	--

Whole Loans and Participation Mortgages (c) (d) - 95.4%
Commercial Loans - 47.2%
150 North Pantano I, Tucson, AZ, 8.40%, 2/1/08 (f) (g)	01/07/05	3,525,000	3,525,000	3,523,487
150 North Pantano II, Tucson, AZ, 14.88%, 2/1/08 (f)	01/07/05	440,000	440,000	448,679
2350 Lakeside, Richardson, TX, 7.93%, 4/1/09 (f)	03/07/06	6,700,000	6,700,000	6,234,164
8324 East Hartford Drive I, Scottsdale, AZ, 5.15%, 5/1/09 (b) (f)	04/08/04	3,800,000	3,800,000	3,716,619
Academy Spectrum, Colorado Springs, CO, 7.70%, 5/1/09 (b)	12/18/02	5,103,552	5,103,552	5,307,694
Apache Meridian Plaza I, Apache Junction, AZ, 7.97%, 3/1/09 (b) (f) (g)	02/22/06	5,320,000	5,320,000	5,448,095
Apache Meridian Plaza II, Apache Junction, AZ, 14.88%, 3/1/09 (f)	02/22/06	665,000	665,000	680,833
Biltmore Lakes Corporate Center, Phoenix, AZ, 6.00%, 9/1/09 (b)	08/02/04	3,334,442	3,334,442	3,318,764
Carrier 360, Grand Prairie, TX, 5.40%, 7/1/09 (b)	06/28/04	3,379,151	3,379,151	3,318,430
Carrier 360 II, Grand Prairie, TX, 5.88%, 7/1/09	12/16/05	347,964	347,965	347,506
France Avenue Business Park II, Brooklyn Park, MN, 7.40%, 10/1/12 (b)	09/12/02	4,451,792	4,451,792	4,674,381
Holiday Inn, St. Paul, MN, 7.97%, 5/1/09 (b)	04/14/06	5,500,000	5,500,000	5,656,937
Holiday Village Shopping Center, Park City, UT, 7.15%, 11/1/07 (b)	11/12/02	4,649,139	4,649,139	4,712,655
Ina Corporate Land, Tucson, AZ, 8.47%, 4/1/07 (f) (g)	03/03/05	3,620,748	3,620,748	3,620,748
Jackson Street Warehouse, Phoenix, AZ, 8.53%, 7/1/07 (b)	06/30/98	2,723,703	2,723,703	2,778,177
Jilly’s American Grill, Scottsdale, AZ, 7.42%, 9/1/08 (b) (f) (g)	08/19/05	1,810,000	1,810,000	1,810,000
North Austin Business Center, Austin, TX, 5.65%, 11/1/11 (b)	11/01/04	4,086,061	4,086,061	4,018,515
Outlets at Casa Grande, Casa Grande, AZ, 6.93%, 3/1/11 (b) (f)	02/27/06	7,300,000	7,300,000	7,563,063
Pacific Shores Mobile Home Park II, Newport, OR, 11.00%, 10/1/06	09/27/96	512,155	509,595	512,156
Preston Trail Village I, Dallas, TX, 8.22%, 12/1/07 (b) (f) (g)	11/18/05	17,300,000	17,300,000	17,646,000
Preston Trail Village II, Dallas, TX, 13.38%, 12/1/07 (f)	11/18/05	2,500,000	2,500,000	2,155,931
RealtiCorp Fund III, Orlando/Crystal River, FL, 9.97%, 3/1/07 (f) (g)	02/28/06	6,934,012	6,934,012	6,934,012
Shoppes at Jonathan's Landing, Jupiter, FL, 7.95%, 5/1/10 (b)	04/12/00	2,816,340	2,816,340	2,957,157
Spa Atlantis, Pompano Beach, FL, 8.22%, 10/1/08 (f) (g)	09/30/05	19,500,000	19,500,000	19,695,000
Tatum Ranch Center, Phoenix, AZ, 6.53%, 9/1/11 (b)	08/25/04	3,597,587	3,597,587	3,669,614
			119,914,087	120,748,617
Multifamily Loans - 46.2%
Archstone Vinings, Vinings, GA, 8.18%, 11/1/07 (f) (g)	11/01/04	16,500,000	16,500,000	14,471,667
Centennial Park I, Richardson, TX, 8.47%, 3/1/07 (f) (g)	02/28/06	12,135,000	12,135,000	12,135,000
Centennial Park II, Richardson, TX, 14.90%, 3/1/07 (f)	02/28/06	2,530,000	2,530,000	2,254,468
Centennial Park Additional Lots, Richardson, TX, 9.44%, 3/1/07 (f) (g)	05/01/06	2,700,000	2,700,000	2,700,000
Chateau Club Apartments I, Athens, GA, 8.18%, 6/1/07 (f) (g)	05/18/04	6,000,000	6,000,000	5,912,424
Chateau Club Apartments II, Athens, GA, 11.88%, 6/1/07 (f)	05/18/04	500,000	500,000	415,299
Country Villa Apartments, West Lafayette, IN, 6.90%, 9/1/13 (b)	08/29/03	2,532,443	2,532,443	2,644,875
Courtyards at Mesquite I, Mesquite, TX, 6.53%, 11/1/09 (b) (f)	10/14/05	7,600,000	7,600,000	7,689,406
Courtyards at Mesquite II, Mesquite, TX, 7.90%, 11/1/09 (f)	10/14/05	2,850,000	2,850,000	2,664,817
Eastern Oaks Apartments I, Abilene, TX, 7.94%, 8/1/08 (b) (f) (g)	07/01/05	4,483,000	4,483,000	4,566,662
Eastern Oaks Apartments II, Abilene, TX, 9.88%, 8/1/08 (f)	07/01/05	953,000	953,000	871,735
El Dorado Apartments I, Tucson, AZ, 7.50%, 9/1/07 (b) (g)	08/26/04	2,580,426	2,580,426	2,498,567
El Dorado Apartments II, Tucson, AZ, 14.88%, 9/1/07 (f)	08/24/04	500,000	500,000	432,909
Flint Ridge on the Lake Apartments I, Hillsborough, NC, 8.22%, 1/1/07 (b) (f) (g)	12/19/03	5,840,000	5,840,000	5,793,693
Flint Ridge on the Lake Apartments II, Hillsborough, NC, 13.88%, 1/1/07 (f)	12/19/03	500,000	500,000	447,288
Geneva Village Apartments I, West Jordan, UT, 7.00%, 1/1/14 (b)	12/24/03	1,406,665	1,406,665	1,475,971
Geneva Village Apartments II, West Jordan, UT, 9.88%, 1/1/13	12/24/03	61,715	61,715	62,575
Good Haven Apartments I, Dallas, TX, 8.22%, 9/1/07 (b) (f) (g)	08/24/04	6,737,000	6,737,000	6,717,265
Good Haven Apartments II, Dallas, TX, 14.88%, 9/1/07 (f)	08/24/04	842,000	842,000	780,439
Hidden Ridge I, Irving, TX, 7.97%, 8/1/06 (b) (f) (g)	07/23/03	13,232,000	13,232,000	13,160,159
Hidden Ridge II, Irving, TX, 9.90%, 8/1/06 (f)	07/23/03	2,648,000	2,648,000	2,170,003
Lions Park Apartments I, Elk River, MN, 5.20%, 4/1/09 (b)	03/25/04	3,449,104	3,449,104	3,369,474
Lions Park Apartments II, Elk River, MN, 11.88%, 4/1/09	03/25/04	99,192	99,192	102,358
Meadowview Village Apartments I, West Jordan, UT, 7.00%, 1/1/14	12/24/03	1,020,966	1,020,966	1,066,164
Meadowview Village Apartments II, West Jordan, UT, 9.88%, 1/1/13	12/24/03	61,715	61,715	62,575
Meridian Pointe Apartments, Kalispell, MT, 8.73%, 2/1/12	03/07/97	1,087,437	1,087,437	1,141,809
Nassau Lakes Apartments, Fernadina Beach, FL, 7.47%, 4/1/08 (f) (g)	03/29/05	3,793,869	3,793,869	3,797,291
Parkway Village Apartments I, West Jordan, UT, 7.00%, 1/1/14	12/24/03	972,776	972,776	1,015,555
Parkway Village Apartments II, West Jordan, UT, 9.88%, 1/1/13	12/24/03	61,715	61,715	62,575
River Canyon Apartments, Canyon Country, CA, 19.90%, 1/1/07 (f)	06/28/05	2,564,625	2,564,625	2,422,130
Tulsa Apartment Portfolio I, Tulsa, OK, 9.93%, 3/1/07 (e) (f)	02/27/03	6,790,000	6,790,000	4,753,000
Tulsa Apartment Portfolio II, Tulsa, OK, 9.93%, 3/1/07 (f)	02/27/03	8,230,000	8,230,000	5,761,000
Westchase Apartments, Austell, GA, 8.47%, 8/1/06 (b) (f) (g)	08/12/03	6,700,000	6,700,000	4,690,000
			127,962,648	118,109,153
Single Family Loan - 2.0%
3500 Anini Road, I loan, Hawaii, 6.41%, 7/1/07		5,525,000	5,525,000	5,256,887

Total Whole Loans and Participation Mortgages			253,401,735	244,114,657

Preferred Stocks - 15.9%
Real Estate Investment Trusts - 15.9%
AMB Property, Series L (b)		97,000	2,473,891	2,278,530
AMB Property, Series M (b)		21,240	543,889	504,875
AMB Property, Series O (b)		12,500	312,500	308,985
BRE Properties, Series C (b)		93,600	2,362,220	2,219,256
BRE Properties, Series D (b)		32,918	823,501	779,827
CarrAmerica Realty, Series E (b)		125,126	3,238,952	3,135,658
Developers Diversified Realty, Series G		400	10,380	10,072
Developers Diversified Realty, Series H		63,000	1,634,450	1,557,360
Developers Diversified Realty, Series I		59,000	1,538,322	1,482,670
Duke Realty, Series J (b)		94,000	2,361,279	2,171,400
Duke Realty, Series K (b)		20,956	535,385	492,466
Duke Realty, Series M		2,000	50,000	49,180
Equity Residential Properties, Series N (b)		125,000	3,150,150	2,917,500
First Industrial Realty Trust, Series J		106,075	2,689,001	2,588,230
Health Care Properties, Series E (b)		14,990	385,068	379,097
Health Care Properties, Series F (b)		82,800	2,092,430	2,048,472
HRPT Property Trust, Series C (b)		100,000	2,500,000	2,440,000
Kimco Realty, Series F		15,000	378,000	363,750
Post Properties, Series B		1,600	39,940	40,624
Prologis Trust, Series F (b)		54,580	1,384,051	1,301,187
Prologis Trust, Series G (b)		65,210	1,654,640	1,561,780
PS Business Parks, Series H		59,610	1,487,689	1,484,289
PS Business Parks, Series I		35,000	864,224	841,750
PS Business Parks, Series L		20,000	488,475	469,000
PS Business Parks, Series M		7,000	179,550	177,450
Public Storage, Series A (b)		38,000	921,909	828,780
Public Storage, Series X (b)		59,000	1,481,818	1,333,400
Public Storage, Series Z (b)		30,000	746,643	655,500
Realty Income, Series D (b)		17,000	434,500	427,040
Regency Centers, Series C (b)		68,424	1,769,778	1,696,915
Regency Centers, Series D (b)		50,000	1,243,000	1,142,190
Vornado Realty Trust, Series E (b)		7,400	186,598	183,150
Vornado Realty Trust, Series F (b)		65,000	1,605,423	1,532,050
Vornado Realty Trust, Series G (b)		41,850	1,004,886	968,827
Vornado Realty Trust, Series I (b)		18,000	420,500	416,700

Total Preferred Stocks			42,993,042	40,787,960

Total Investments in Unaffiliated Securities			306,651,344	294,864,426

Short-Term Investment (h) - 1.5%
First American Prime Obligations Fund, Class Z		3,743,749	3,743,749	3,743,749

Total Investments in Securities (i) - 116.7%			$310,395,093	$298,608,175

Notes to Schedule of Investments:

(a)
    Security valuations for the fund’s investments (other than whole loans, participation mortgages and mortgage servicing rights) are furnished by an independent pricing service that has been approved by the fund’s board of directors. Investments in equity securities that are traded on a national securities exchange are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the fund utilizes the Nasdaq Official Closing Price which compares the last trade to the bid/ask price of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price. If the last trade is below the bid, the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques general consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the security is purchased or sold. If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost which approximates market value.

The fund's investments in whole loans (single family, multifamily, and commercial), participation mortgages and mortgage servicing rights are generally not traded in any organized market and, therefore, market quotations are not readily available. These investments are valued at fair value according to procedures adopted by the fund's board of directors. Pursuant to these procedures, whole loan investments are initially valued at cost and their values are subsequently monitored and adjusted using a FAF Advisors, Inc. pricing model designed to incorporate, among other things, the present value of the projected stream of cash flows on such investments. The pricing model takes into account a number of relevant factors including the projected rate of prepayments, the delinquency profile, the historical payment record, the expected yield at purchase, changes in prevailing interest rates, and changes in the real or perceived liquidity of whole loans, participation mortgages or mortgage servicing rights, as the case may be. The results of the pricing model may be further subject to price ceilings due to the illiquid nature of the loans. Changes in prevailing interest rates, real or perceived liquidity, yield spreads, and creditworthiness are factored into the pricing model each week.

Certain mortgage loan information is received once a month. This information includes, but is not limited to, the projected rate of prepayments, projected rate and severity of defaults, the delinquency profile, and the historical payment record. Valuations of whole loans, participation mortgages and mortgage servicing rights are determined no less frequently than weekly. Although FAF Advisors, Inc. believes the pricing model to be reasonable and appropriate, the actual values that may be realized upon the sale of whole loans, participation mortgages, and mortgage servicing rights can only be determined in a negotiation between the fund and third parties.

As of May 31, 2006 the fund held fair valued securities with a value of $244,114,657 or 95.4% of net assets.

(b)	On May 31, 2006, securities valued at $170,887,567 were pledged as collateral for the following outstanding reverse repurchase agreements:
	Amount	Acquisition Date	Rate*	Due	Accrued Interest	Name of Broker and Description of Collateral
	$ 9,272,036	5/10/06	5.13%	6/9/06	$ 39,638	(1)
	18,000,000	5/1/06	5.92%	6/1/06	91,683	(2)
	15,537,000	5/10/06	5.78%	6/10/06	77,331	(3)
	$42,809,036				$208,652

	* Interest rate as of May 31, 2006. Rates are based on the London InterBank Offered Rate (LIBOR) plus a spread and reset monthly.

	Name of broker and description of collateral:

(1) Morgan Stanley:
Federal Home Loan Mortgage Corporation, 5.50%, 1/1/18, $4,553,696 par
Federal Home Loan Mortgage Corporation, 9.00%, 7/1/30, $391,544 par
Federal National Mortgage Association, 6.00%, 10/1/16, $373,072 par
Federal National Mortgage Association, 5.50%, 2/1/17, $709,539 par
Federal National Mortgage Association, 5.50%, 6/1/17, $419,953 par
Federal National Mortgage Association, 5.00%, 9/1/17, $676,147 par
Federal National Mortgage Association, 5.00%, 11/1/17, $1,328,719 par
Federal National Mortgage Association, 6.50%, 6/1/29, $1,031,125 par
Federal National Mortgage Association, 7.50%, 4/1/30, $92,019 par
Federal National Mortgage Association, 7.50%, 5/1/30, $176,376 par
Federal National Mortgage Association, 8.00%, 5/1/30, $72,701 par
Federal National Mortgage Association, 8.00%, 6/1/30, $201,476 par
(2) Morgan Stanley:
8234 East Hartford Drive I, 5.15%, 5/1/09, $3,800,000 par
Academy Spectrum, 7.70%, 5/1/09, $5,103,552 par
Apache Meridian Plaza I, 7.97%, 3/1/09, $5,320,000 par
Biltmore Lakes Corporate Center, 6.00%, 9/1/09, $3,334,442 par
Carrier 360, 5.40%, 7/1/09, $3,379,151 par
Country Villa Apartments, 6.90%, 9/1/13, $2,532,443 par
Courtyards at Mesquite I, 6.53%, 11/1/09, $7,600,000 par
Eastern Oaks Apartment 1, 7.94%, 8/1/08, $4,483,000 par
El Dorado Apartments I, 7.50%, 9/1/07, $2,580,426 par
Flint Ridge on the Lake Apartments I, 8.22%, 1/1/07, $5,840,000 par
France Avenue Business Park II, 7.40%, 10/1/12, $4,451,792 par
Geneva Village Apartments I, 7.00%, 1/1/14, $1,406,665 par
Good Haven Apartments I, 8.22%, 9/1/07, $6,737,000 par
Hidden Ridge I, 7.97%, 8/1/06, $13,232,000 par
Holiday Inn, 7.97%, 5/1/09, $5,500,000 par
Holiday Village Shopping Center, 7.15%, 11/1/07, $4,649,139 par
Jackson Street Warehouse, 8.53%, 7/1/07, $2,723,703 par
Jilly’s American Grill, 7.42%, 9/1/08, $1,810,000 par
Lions Park Apartments I, 5.20%, 4/1/09, $3,449,104 par
North Austin Business Center, 5.65%, 11/1/11, $4,086,061 par
Outlets at Casa Grande, 6.93%, 3/1/11, $7,300,000 par
Preston Trail Village I, 8.22%, 12/1/07, $17,300,000 par
Shoppes at Jonathan's Landing, 7.95%, 5/1/10, $2,816,340 par
Tatum Ranch Center, 6.53%, 9/1/11, $3,597,587 par
Westchase Apartments, 8.47%, 8/1/06, $6,700,000 par
(3) Dresdner Bank:
AMB Property, Series L, 97,000 shares
AMB Property, Series M, 21,240 shares
AMB Property, Series O, 12,500 shares
BRE Properties, Series C, 93,600 shares
BRE Properties, Series D, 32,918 shares
CarrAmerica Realty, Series E, 125,126 shares
Duke Realty, Series J, 94,000 shares
Duke Realty, Series K, 20,956 shares
Equity Residential Properties, Series N, 125,000 shares
Health Care Properties, Series E, 14,990 shares
Health Care Properties, Series F, 82,800 shares
HRPT Property Trust, Series C, 100,000 shares
Prologis Trust, Series F, 54,580 shares
Prologis Trust, Series G, 65,210 shares
Public Storage, Series A, 38,000 shares
Public Storage, Series X, 59,000 shares
Public Storage, Series Z, 30,000 shares
Realty Income, Series D, 17,000 shares
Regency Centers, Series C, 68,424 shares
Regency Centers, Series D, 50,000 shares
Vornado Realty Trust, Series E, 7,400 shares
Vornado Realty Trust, Series F, 65,000 shares
Vornado Realty Trust, Series G, 41,850 shares
Vornado Realty Trust, Series I, 18,000 shares

The fund has entered into a lending commitment with Morgan Stanley. The agreement permits the fund to enter into reverse repurchase agreements up to $90,000,000 using whole loans as collateral. The fund pays a fee of 0.15% to Morgan Stanley on any unused portion of the $90,000,000 lending commitment.

The fund has entered into a lending commitment with Dresdner Bank. The agreement permits the fund to enter into reverse repurchase agreements up to $20,000,000 using preferred stock as collateral.  The fund pays a fee of 0.25% to Dresdner Bank on any unused portion of the $20,000,000 lending commitment.

(c)
Securities purchased as part of a private placement which have not been registered with the Securities and Exchange Commission under the
Securities Act of 1933 and are considered to be illiquid. These securities are fair valued in accordance with the board approved valuation procedures. See note (a) above.

(d)
Interest rates on commercial and multifamily loans are the net coupon rates in effect (after reducing the coupon rate by any mortgage servicing fees paid to mortgage servicers) on May 31, 2006. Interest rates and maturity dates disclosed on single family loans represent the weighed average coupon and weighted average maturity for the underlying mortgage loans as of May 31, 2006.

(e)	Security is in default.

(f)	Interest only - Represents securities that entitle holders to receive only interest payments on the mortgage. The interest rate disclosed represents the net coupon in effect as of May 31, 2006.

(g)	Variable Rate Security - The rate shown is the net coupon rate in effect as of May 31, 2006.

(h)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for the fund.

(i)	On May 31, 2006, the cost of investments in securities was $310,395,093. The aggregate gross unrealized appreciation and depreciation of investments in securities, based on this cost were as follows:

Gross unrealized appreciation	$2,456,030
Gross unrealized depreciation	(14,242,948)
Net unrealized depreciation	$(11,786,918)

Item 2 - Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Strategic Income Portfolio Inc. III

By:

/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: July 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: July 31, 2006

By:

/s/ Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer

Date: July 31, 2006